CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012
Operating Activities
Net loss	$ (38,450)	$ (84,281)	$ (22,324)	$ (232,037)	$ (254,361)	$ (292,811)
Adjustments to reconcile net loss to cash provided by operating activities:
Prepaid expenses	0	3,105	(7,077)	5,577	(1,500)	(1,500)
Accounts payable and accrued expenses	36,897	23,713	15,115	22,468	37,583	74,480
Accounts payable - related party	22,590	17,372	15,574	90,451	106,025	128,615
Net cash (used in) provided by operating activities	21,037	(40,091)	1,288	(113,541)	(112,253)	(91,216)
Investing Activities
Investment in restricted cash and cash equivalents	(8,090)	(5,729)	(18,838,855)	(20,086)	(18,858,941)	(18,867,031)
Amounts released from restricted cash and cash equivalents used to repurchase ordinary shares	0	1,155,982	0	2,307,892	2,307,892	2,307,892
Proceeds from redemption of restricted cash and cash equivalents	0	0	0	16,169	16,169	16,169
Net cash provided by (used in) investing activities	(8,090)	1,150,253	(18,838,855)	2,303,975	(16,534,880)	(16,542,970)
Financing Activities
Proceeds from sale of ordinary shares to initial shareholders	0	0	25,000	0	25,000	25,000
Proceeds from issuance of note to initial shareholders	0	0	50,000	0	50,000	50,000
Repayment of note to initial shareholders	0	0	(50,000)	0	(50,000)	(50,000)
Proceeds from Public Offering, net of offering costs	0	0	18,019,851	0	18,019,851	18,019,851
Proceeds from Warrant Offering	0	0	925,000	0	925,000	925,000
Proceeds from sale of Underwriter Purchase Option	0	0	100	0	100	100
Repurchase of ordinary shares	0	(1,155,982)	0	(2,307,892)	(2,307,892)	(2,307,892)
Net cash (used in) provided by financing activities	0	(1,155,982)	18,969,951	(2,307,892)	16,662,059	16,662,059
Net (decrease) increase in cash and cash equivalents	12,947	(45,820)	132,384	(117,458)	14,926	27,873
Cash and cash equivalents, beginning	14,926	132,384	0	132,384	0	0
Cash and cash equivalents, ending	27,873	86,564	132,384	14,926	14,926	27,873
Supplemental disclosure of non-cash investing and financing transactions:
Repurchase of ordinary shares included in accounts payable and accrued expenses	$ 0	$ 311,820				$ 0